LEGAL RELATED AND NON LEGAL RELATED PROVISIONS	12 Months Ended
Dec. 31, 2021
Disclosure of legal-related and non legal-related provision [abstract]
LEGAL RELATED AND NON LEGAL RELATED PROVISIONS

NOTE 23 – LEGAL RELATED AND NON LEGAL RELATED PROVISIONS

The movement and balances of legal and non-legal related provisions during the periods ended on December 31, 2021, 2020 and 2019 are described below:

	For legal		Non-legal		Total provisions
Balance as of January 1, 2019	Ps.	125,929	Ps.	601,466	Ps.	727,395
Provisions increase during the year		116,627		177,606		294,233
Use of provisions		(34,603)		(52,296)		(86,899)
Amounts reversed due to provisions not utilized		(13,296)		(51,905)		(65,201)
Effect of movements in exchange rates		23		(909)		(886)
Balance as of December 31, 2019	Ps.	194,680	Ps.	673,962	Ps.	868,642
Business combination (1)		2,417		1,415		3,832
Provisions increase during the year		190,248		118,580		308,828
Use of provisions		(20,787)		(86,746)		(107,533)
Amounts reversed due to provisions not utilized		(124,616)		(41,183)		(165,799)
Effect of movements in exchange rates		(168)		5,048		4,880
Balance as of December 31, 2020	Ps.	241,774	Ps.	671,076	Ps.	912,850
Provisions increase during the year		206,861		414,872		621,733

	For legal		Non-legal		Total provisions
Use of provisions		(81,910)		(49,819)		(131,729)
Amounts reversed due to provisions not utilized (2)		(118,966)		(146,601)		(265,567)
Effect of movements in exchange rates		(230)		13,204		12,974
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)	For legal related, recovery of provisions by Porvenir for Ps. 111,616 for claims for nullity of affiliations that were in progress.

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	7,892	Ps.	225,226	Ps.	233,118
After twelve months		239,637		677,506		917,143
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261

Legal related:

Administrative proceedings

At December 31, 2021 and 2020, the outstanding balance of provisions recorded for administrative proceedings were Ps. 24,433 and Ps. 67,765 respectively, by way of claims for administrative or judicial processes of a tax nature, initiated by national and local authorities that establish, in some cases sanctions in which the subsidiaries of Grupo Aval would incur.

Labor proceedings

At December 31, 2021 and 2020, the outstanding balance of provisions recorded for labor proceedings were Ps. 32,381 and Ps. 34,252 respectively. Labor proceedings include labor pursuits, indemnities for former employees against some  subsidiaries of Grupo Aval. The time expected for resolution is uncertain since each proceeding is based on different instances. However, historically most cases have been resolved in favor of Grupo Aval.

Other proceedings

At December 31, 2021 and 2020, the outstanding balance of other legal provisions recorded were Ps. 190,715 and Ps. 139,757, respectively, being the most representative:

●	Provisions made to cover claims for nullity of affiliations to Porvenir, which amounted to ‘a Ps. 163,157 and Ps. 107,484, respectively.

Non-legal related:

At December 31, 2021 and 2020 the outstanding balance of non-legal related provisions recorded amounting were Ps. 902,732 and Ps. 671,076, respectively, are mainly comprised by:

●	Provisions in Corficolombiana´s affiliates as of December 31, 2021 and 2020, associated with the maintenance, restoration and rehabilitation of constructions and buildings, professional fees relating to development of concession contracts of Ps. 299,950 and Ps. 244,490 respectively.
●	Provision in Proinvipacífico, a Corficolombiana´s subsidiary for the recognition of additional costs on the Pacífico 1 project of Ps. 117,294 at December 31, 2021.
●	Provisions in Porvenir´s subsidiary as of December 31, 2021 and 2020, where the main balance corresponds to undercapitalized accounts, these are individual pension accounts called "Fondo de Pensiones Obligatorias Especial Porvenir de Retiro Programado", which according to actuarial projections do not have the required balance to achieve minimum pension payment, and thus have to be provisioned for the expected difference of Ps. 272,428 and Ps. 230,095 respectively.
●	Provisions of several subsidiaries of Grupo Aval as of December 31. 2021 and 2020, corresponding to the dismantling of ATMs and offices of Ps. 89,043 and Ps. 83,184, respectively.
●	Provisions for losses on loan commitments as of December 31. 2021 and 2020 of Ps. 62,041 and Ps. 67,393 respectively. See note 4.1.5 Loan commitments and financial guarantee contracts.